S000000699 [Member] Investment Objectives and Goals - Clearwater Tax-Exempt Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Clearwater Tax‑Exempt Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital.